Discontinued Operations Discontinued Operations	3 Months Ended
Mar. 31, 2013
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

The operating results of the Company's telecom systems business acquired as part of ITC^DeltaCom have been separately presented as discontinued operations for all periods presented. On August 2, 2013, the Company sold its ITC^DeltaCom telecom systems business. Upon disposition of the ITC^DeltaCom telecom systems business, the Company will have no significant continuing involvement in the operations or significant continuing direct cash flows. This business has been classified as held for sale as of June 30, 2013 and reported as discontinued operations for all periods presented. The telecom systems results of operations were previously included in the Company's Business Services segment.

The following table presents summarized results of operations related to discontinued operations for the three months ended March 31, 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Revenues	$3,285	$3,228
Operating costs and expenses	(4,467)	(4,334)
Income tax benefit	473	1
Loss from discontinued operations, net of tax	$(709)	$(1,105)